Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
			Average SCT total for Non-CEO NEOs(2) ($)	Average comp. actually paid to Non-CEO NEOs(2)(5) ($)	Value of initial fixed $100 investment based on:
Year	SCT total for CEO(1) ($)	Comp. actually paid to CEO(1)(5) ($)			Company TSR(3) ($)	Peer Group TSR(3) ($)	Net Income ($ Millions)	Adjusted EBITDA(4) ($ Millions)
2023	$16,733,927	$56,705,104	$5,429,691	$13,068,626	$436.12	$309.51	$895	$2,139
2022	$18,988,369	$22,645,854	$5,394,613	$6,035,332	$222.98	$183.39	$2,524	$4,233
2021	$18,824,816	$28,900,039	$6,093,786	$7,499,218	$210.31	$126.16	$4,174	$5,592
2020	$8,583,443	$17,122,835	$2,669,859	$4,017,986	$147.63	$122.40	$(1,165)	$(162)

(1)
CEO. Mr. Burritt was the Chief Executive Officer (CEO) of the Corporation for all years shown.

(2)
Non-CEO NEOs. The non-CEO NEOs of the Corporation for each year are as follows: for 2023, Messrs. Bruno, Buckiso and Holloway and Ms. Graziano; for 2022, Messrs. Bruno, Buckiso and Holloway and Mses. Breves and Graziano; for 2021, Messrs. Bruno, Holloway and Kenneth Jaycox and Ms. Breves; and for 2020, Messrs. Bruno, Buckiso, and Holloway and Ms. Breves. Ms. Graziano was hired in August 2022.

(3)
Total Shareholder Return (TSR). For purposes of this disclosure, the peer group Total Shareholder Return reflects the S&P 600 Steel Index. Dollar values assume an initial $100 investment for the cumulative period from December 31, 2019 through December 31, 2023, for the Corporation and the S&P 600 Steel Index, respectively, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(4)
Company Selected Financial Performance Measure. The Corporation selected Adjusted EBITDA as the “most important” financial performance measure used to link performance to Compensation Actually Paid (CAP) to our CEO and other NEOs in fiscal year 2023, in accordance with Item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP measure. See the reconciliation to the corresponding GAAP measure shown in Appendix A. This financial performance measure may not have been the most important financial performance measure for fiscal years 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

(5)
Compensation Actually Paid (CAP). The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect total compensation as shown in the Summary Compensation Table (SCT) with the following deductions (grant date fair value of all equity awards granted in the fiscal year and the change in pension value) and additions (the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends; plus pension service costs):

SCT TOTAL TO CAP RECONCILIATION:
	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
CEO	$16,733,927	$(10,500,023)	$50,471,200	$56,705,104
Average non-CEO NEO	$5,429,691	$(1,948,954)	$9,587,889	$13,068,626

(a)
Deductions from SCT Total. Represents the grant date fair value of equity-based awards granted in 2023, as disclosed in the Summary Compensation Table.

(b)
Additions to SCT Total. Reflects the value of equity calculated in accordance with the SEC rule for determining CAP for 2023. The equity component of CAP for 2023 plus the average pension cost of $26,472 for 2023 is further detailed in the tables below.

CEO Equity Component of CAP for FY 2023:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2023(i)	Change in Value of Prior Years’ Awards Unvested on 12/31/2023	Change in Value of Prior Years’ Awards that Vested in 2023	Equity Value Included in CAP(ii)
Stock Options	—	$1,926,030	—	$1,926,030
RSUs	$6,218,952	$1,248,596	$3,480,656	$10,948,204
TSR Performance Awards	$6,787,068	$5,948,408	$1,206,277	$13,941,753
ROCE-Performance Awards	$9,874,460	$7,950,649	$5,830,104	$23,655,214
Total	$22,880,480	$17,073,683	$10,517,037	$50,471,200
Average Non-CEO NEO Equity Component of CAP for FY 2023:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2023(i)	Change in Value of Prior Years’ Awards Unvested on 12/31/2023	Change in Value of Prior Years’ Awards that Vested in 2023	Equity Value Included in CAP(ii)
Stock Options	—	—	—	—
RSUs	$1,235,617	$431,427	$466,963	$2,134,006
TSR Performance Awards	$1,147,155	$843,247	$147,019	$2,137,421
ROCE-Performance Awards	$1,669,252	$2,849,070	$ 771,668	$5,289,990
Total	$4,052,024	$4,123,744	$1,385,649	$9,561,417

(i)
Fair Value Calculations. The fair value calculation used for each type of equity award is as follows:

−
Stock Options: Calculated using Black-Scholes valuations.

−
RSUs: Calculated using the average high/low closing stock price on 12/29/2023.

−
TSR Performance Awards: Calculated using Monte Carlo valuations and assume company target performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for 2023.

ROCE Performance Awards: Calculated using the average high/low closing stock price on 12/29/2023 and assume company projected performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for 2023.

(ii)
Equity Value Included in CAP. Represents the aggregate of the following components: the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends. Performance awards include Total Shareholder Return (TSR) and Return On Capital Employed (ROCE).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
CEO. Mr. Burritt was the Chief Executive Officer (CEO) of the Corporation for all years shown.

(2)
Non-CEO NEOs. The non-CEO NEOs of the Corporation for each year are as follows: for 2023, Messrs. Bruno, Buckiso and Holloway and Ms. Graziano; for 2022, Messrs. Bruno, Buckiso and Holloway and Mses. Breves and Graziano; for 2021, Messrs. Bruno, Holloway and Kenneth Jaycox and Ms. Breves; and for 2020, Messrs. Bruno, Buckiso, and Holloway and Ms. Breves. Ms. Graziano was hired in August 2022.

Peer Group Issuers, Footnote
(3)
Total Shareholder Return (TSR). For purposes of this disclosure, the peer group Total Shareholder Return reflects the S&P 600 Steel Index. Dollar values assume an initial $100 investment for the cumulative period from December 31, 2019 through December 31, 2023, for the Corporation and the S&P 600 Steel Index, respectively, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 16,733,927	$ 18,988,369	$ 18,824,816	$ 8,583,443
PEO Actually Paid Compensation Amount	$ 56,705,104	22,645,854	28,900,039	17,122,835
Adjustment To PEO Compensation, Footnote
(5)
Compensation Actually Paid (CAP). The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect total compensation as shown in the Summary Compensation Table (SCT) with the following deductions (grant date fair value of all equity awards granted in the fiscal year and the change in pension value) and additions (the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends; plus pension service costs):

SCT TOTAL TO CAP RECONCILIATION:
	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
CEO	$16,733,927	$(10,500,023)	$50,471,200	$56,705,104
Average non-CEO NEO	$5,429,691	$(1,948,954)	$9,587,889	$13,068,626

(a)
Deductions from SCT Total. Represents the grant date fair value of equity-based awards granted in 2023, as disclosed in the Summary Compensation Table.

(b)
Additions to SCT Total. Reflects the value of equity calculated in accordance with the SEC rule for determining CAP for 2023. The equity component of CAP for 2023 plus the average pension cost of $26,472 for 2023 is further detailed in the tables below.

CEO Equity Component of CAP for FY 2023:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2023(i)	Change in Value of Prior Years’ Awards Unvested on 12/31/2023	Change in Value of Prior Years’ Awards that Vested in 2023	Equity Value Included in CAP(ii)
Stock Options	—	$1,926,030	—	$1,926,030
RSUs	$6,218,952	$1,248,596	$3,480,656	$10,948,204
TSR Performance Awards	$6,787,068	$5,948,408	$1,206,277	$13,941,753
ROCE-Performance Awards	$9,874,460	$7,950,649	$5,830,104	$23,655,214
Total	$22,880,480	$17,073,683	$10,517,037	$50,471,200
(i)
Fair Value Calculations. The fair value calculation used for each type of equity award is as follows:

−
Stock Options: Calculated using Black-Scholes valuations.

−
RSUs: Calculated using the average high/low closing stock price on 12/29/2023.

−
TSR Performance Awards: Calculated using Monte Carlo valuations and assume company target performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for 2023.

ROCE Performance Awards: Calculated using the average high/low closing stock price on 12/29/2023 and assume company projected performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for 2023.

(ii)
Equity Value Included in CAP. Represents the aggregate of the following components: the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends. Performance awards include Total Shareholder Return (TSR) and Return On Capital Employed (ROCE).

Non-PEO NEO Average Total Compensation Amount	$ 5,429,691	5,394,613	6,093,786	2,669,859
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,068,626	6,035,332	7,499,218	4,017,986
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Compensation Actually Paid (CAP). The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect total compensation as shown in the Summary Compensation Table (SCT) with the following deductions (grant date fair value of all equity awards granted in the fiscal year and the change in pension value) and additions (the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends; plus pension service costs):

SCT TOTAL TO CAP RECONCILIATION:
	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
CEO	$16,733,927	$(10,500,023)	$50,471,200	$56,705,104
Average non-CEO NEO	$5,429,691	$(1,948,954)	$9,587,889	$13,068,626

(a)
Deductions from SCT Total. Represents the grant date fair value of equity-based awards granted in 2023, as disclosed in the Summary Compensation Table.

(b)
Additions to SCT Total. Reflects the value of equity calculated in accordance with the SEC rule for determining CAP for 2023. The equity component of CAP for 2023 plus the average pension cost of $26,472 for 2023 is further detailed in the tables below.
Average Non-CEO NEO Equity Component of CAP for FY 2023:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2023(i)	Change in Value of Prior Years’ Awards Unvested on 12/31/2023	Change in Value of Prior Years’ Awards that Vested in 2023	Equity Value Included in CAP(ii)
Stock Options	—	—	—	—
RSUs	$1,235,617	$431,427	$466,963	$2,134,006
TSR Performance Awards	$1,147,155	$843,247	$147,019	$2,137,421
ROCE-Performance Awards	$1,669,252	$2,849,070	$ 771,668	$5,289,990
Total	$4,052,024	$4,123,744	$1,385,649	$9,561,417
(i)
Fair Value Calculations. The fair value calculation used for each type of equity award is as follows:

−
Stock Options: Calculated using Black-Scholes valuations.

−
RSUs: Calculated using the average high/low closing stock price on 12/29/2023.

−
TSR Performance Awards: Calculated using Monte Carlo valuations and assume company target performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for 2023.

ROCE Performance Awards: Calculated using the average high/low closing stock price on 12/29/2023 and assume company projected performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for 2023.

(ii)
Equity Value Included in CAP. Represents the aggregate of the following components: the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends. Performance awards include Total Shareholder Return (TSR) and Return On Capital Employed (ROCE).

Compensation Actually Paid vs. Total Shareholder Return	CEO & AVERAGE NEO COMPENSATION ACTUALLY PAID VS. COMPANY TSR, NET INCOME AND ADJ. EBITDA 2020 – 2023
Compensation Actually Paid vs. Net Income	CEO & AVERAGE NEO COMPENSATION ACTUALLY PAID VS. COMPANY TSR, NET INCOME AND ADJ. EBITDA 2020 – 2023
Compensation Actually Paid vs. Company Selected Measure	CEO & AVERAGE NEO COMPENSATION ACTUALLY PAID VS. COMPANY TSR, NET INCOME AND ADJ. EBITDA 2020 – 2023
Total Shareholder Return Vs Peer Group	TOTAL SHAREHOLDER RETURN (TSR): U. S. STEEL VS. S&P 600 STEEL INDEX, 2020 – 2023
Tabular List, Table
The following table presents the financial performance measures that the Corporation considers to have been the most important in linking Compensation Actually Paid to our CEO and other NEOs in fiscal 2023 to the Corporation’s performance. The measures in this table are not ranked.
Four Most Important Company Performance Measures for Determining NEO Compensation
Adjusted EBITDA	Relative TSR
Cash Conversion Cycle	ROCE

Total Shareholder Return Amount	$ 436.12	222.98	210.31	147.63
Peer Group Total Shareholder Return Amount	309.51	183.39	126.16	122.4
Net Income (Loss)	$ 895,000,000	$ 2,524,000,000	$ 4,174,000,000	$ (1,165,000,000)
Company Selected Measure Amount	2,139,000,000	4,233,000,000	5,592,000,000	(162,000,000)
PEO Name	Mr. Burritt
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
Company Selected Financial Performance Measure. The Corporation selected Adjusted EBITDA as the “most important” financial performance measure used to link performance to Compensation Actually Paid (CAP) to our CEO and other NEOs in fiscal year 2023, in accordance with Item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP measure. See the reconciliation to the corresponding GAAP measure shown in Appendix A. This financial performance measure may not have been the most important financial performance measure for fiscal years 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Conversion Cycle
Measure:: 4
Pay vs Performance Disclosure
Name	ROCE
PEO | Deduction Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,500,023)
PEO | Addition Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,471,200
PEO | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,880,480
PEO | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year Stock Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,073,683
PEO | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Stock Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,926,030
PEO | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,517,037
PEO | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year Stock Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Addition Adjustment Stock Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,926,030
PEO | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,218,952
PEO | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,248,596
PEO | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,480,656
PEO | Addition Adjustment RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,948,204
PEO | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year TSR-based PSU Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,787,068
PEO | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years TSR-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,948,408
PEO | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year TSR-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,206,277
PEO | Addition Adjustment TSR-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,941,753
PEO | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year ROCE-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,874,460
PEO | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years ROCE-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,950,649
PEO | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year ROCE-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,830,104
PEO | Addition Adjustment ROCE-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,655,214
Non-PEO NEO | Deduction Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,948,954)
Non-PEO NEO | Addition Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,587,889
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,472
Non-PEO NEO | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,052,024
Non-PEO NEO | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year Stock Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,123,744
Non-PEO NEO | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Stock Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,385,649
Non-PEO NEO | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year Stock Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Addition Adjustment Stock Option [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,235,617
Non-PEO NEO | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	431,427
Non-PEO NEO | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466,963
Non-PEO NEO | Addition Adjustment RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,134,006
Non-PEO NEO | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year TSR-based PSU Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,147,155
Non-PEO NEO | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years TSR-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	843,247
Non-PEO NEO | Addition Adjustment TSR-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,137,421
Non-PEO NEO | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year ROCE-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,669,252
Non-PEO NEO | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years ROCE-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,849,070
Non-PEO NEO | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year ROCE-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	771,668
Non-PEO NEO | Addition Adjustment ROCE-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,289,990
Non-PEO NEO | Additional Adjustment Excluding Pension Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,561,417
Non-PEO NEO | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year TSR-based PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 147,019